Intangible assets, Changes in intangible assets (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Changes in intangible assets [Abstract]
Beginning balance	R$ 588,238	R$ 553,832
Additions	(9,109)	1,044
Ending balance	579,129	554,876
Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	717,579	668,105
Additions	1,360	7,683
Ending balance	718,939	675,788
Amortization [Member]
Changes in intangible assets [Abstract]
Beginning balance	(129,341)	(114,273)
Additions	(10,469)	(6,639)
Ending balance	(139,810)	(120,912)
Software [Member]
Changes in intangible assets [Abstract]
Beginning balance	28,232
Ending balance	25,676
Software [Member] | Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	48,857	22,893
Additions	1,360	5,171
Ending balance	50,217	28,064
Software [Member] | Amortization [Member]
Changes in intangible assets [Abstract]
Beginning balance	(20,625)	(13,099)
Additions	(3,916)	(1,978)
Ending balance	(24,541)	(15,077)
Other Intangible Assets [Member]
Changes in intangible assets [Abstract]
Beginning balance	38,050
Ending balance	34,039
Other Intangible Assets [Member] | Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	44,688	20,621
Additions	0	0
Ending balance	44,688	20,621
Other Intangible Assets [Member] | Amortization [Member]
Changes in intangible assets [Abstract]
Beginning balance	(6,638)	(6,638)
Additions	(4,011)	0
Ending balance	(10,649)	(6,638)
Customer Relationship [Member]
Changes in intangible assets [Abstract]
Beginning balance	30,808
Ending balance	28,266
Customer Relationship [Member] | Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	132,886	130,690
Additions	0	822
Ending balance	132,886	131,512
Customer Relationship [Member] | Amortization [Member]
Changes in intangible assets [Abstract]
Beginning balance	(102,078)	(94,536)
Additions	(2,542)	(4,661)
Ending balance	(104,620)	(99,197)
Projects in Progress [Member]
Changes in intangible assets [Abstract]
Beginning balance	24,705
Ending balance	24,705
Projects in Progress [Member] | Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	24,705	24,705
Additions	0	0
Ending balance	24,705	24,705
Projects in Progress [Member] | Amortization [Member]
Changes in intangible assets [Abstract]
Ending balance	0
Goodwill on Acquisitions [Member]
Changes in intangible assets [Abstract]
Beginning balance	466,443
Ending balance	466,443
Goodwill on Acquisitions [Member] | Costs [Member]
Changes in intangible assets [Abstract]
Beginning balance	466,443	469,196
Additions	0	1,690
Ending balance	466,443	R$ 470,886
Goodwill on Acquisitions [Member] | Amortization [Member]
Changes in intangible assets [Abstract]
Ending balance	R$ 0